Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
SUBSEQUENT EVENTS

12.	SUBSEQUENT EVENTS

Subsequent events were reviewed to the date the financial statements were issued.

On June 27, 2013, the Company entered in a loan agreement with a non-related party in the amount of $40,000 which is unsecured, bears interest at 0.5% per annum compounded annually and is due on demand within 15 days written notice.